Consolidated Balance Sheets - USD ($)	Oct. 31, 2024	Oct. 31, 2023
CURRENT ASSETS
Cash	$ 407,031	$ 1,325,458
Accounts receivable, net	8,702,303	2,178,923
Prepayment, net	7,699	530,215
Other receivables	11,410	22,741
Contract assets	603,979	144,876
Inventories	134	187
Total current assets	9,772,710	4,202,914
NON-CURRENT ASSETS
Deferred IPO costs	967,793	531,491
Other long-term assets		15,888
Operating lease assets, net	67,934	118,181
Finance lease assets, net	43,520	56,853
Property and equipment, net	242,185	266,987
Intangible assets, net	6,088	6,264
Deferred tax asset	136,799	142,957
Total non-current assets	1,464,319	1,138,621
TOTAL ASSETS	11,237,029	5,341,535
CURRENT LIABILITIES
Accounts payable	1,851,723	87,591
Payroll payable	23,401	5,724
Tax payables	821,010	434,631
Other payables	3,353,963	1,749,615
Finance lease liabilities – current	21,893	23,235
Operating lease liabilities – current	6,382	52,094
Estimated warranty liabilities	64,576	26,513
Total current liabilities	6,206,170	2,486,192
NON-CURRENT LIABILITIES
Finance lease liabilities – non-current		21,299
Operating lease liabilities – non-current	13,550	19,390
Total non-current liabilities	13,550	40,689
TOTAL LIABILITIES	6,219,720	2,526,881
SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.0001 par value, authorized 500,000,000 shares as of October 31, 2024 and 2023; 15,000,000 shares issued and outstanding as of October 31, 2024 and 2023, respectively	1,500	1,500
Subscription receivable	(1,500)	(1,500)
Additional paid-in capital	1,210,094	1,210,094
Statutory reserve	402,621	188,144
Retained earnings	3,551,019	1,662,139
Accumulated other comprehensive loss	(146,425)	(245,723)
Total shareholders’ equity	5,017,309	2,814,654
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	11,237,029	5,341,535
Related Party
CURRENT ASSETS
Due from related parties	40,154	514
CURRENT LIABILITIES
Due to related parties	$ 63,222	$ 106,789